                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              OMB Number: 3235-0578
                              Expires: May 31, 2007

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 0001011996

Registrant: STAAR Investment Trust
            604 McKnight Park Dr., Pittsburgh, PA 15237

Name and address of agent for service: Thomas Sweeney, P.O. Box 82637,
                                       Pittsburgh, PA 15218

Registrant's telephone number, including area code: 412-367-9076

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 - March 31, 2007

D. INCORPORATION BY REFERENCE.

A registrant may incorporate by reference information required by the Form. All incorporation by reference must comply with the requirements of this Form and the following rules on incorporation by reference: Rule 10(d) of Regulation S-K under the Securities Act of 1933 (17 CFR 229.10(d)) (general rules on incorporation by reference, which, among other things, prohibit, unless specifically required by this Form, incorporating by reference a document that includes incorporation by reference to another document, and limits incorporation to documents filed within the last 5 years, with certain exceptions); Rule 303 of Regulation S-T (17 CFR 232.303) (specific requirements for electronically filed documents); Rules 12b-23 and 12b-32 under the Exchange Act (17 CFR 240.12b-23 and 12b-32) (additional rules on incorporation by reference for reports filed pursuant to Sections 13 and 15(d) of the Exchange
Act); and Rules 0-4, 8b-23, and 8b-32 under the Act (17 CFR 270.0-4, 270.8b-23, and 270.8b-32) (additional rules on incorporation by reference for investment companies).

ITEM 1. SCHEDULE OF INVESTMENTS

                                   AltCat Fund

                       Portfolio Valuation* as of 03/31/07

                                                              UNIT                                                UNREALIZED
                    POSITION                        SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       -------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 380,625     1.00     1.00     380,625     380,625    12.3%            0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
   iShares Russell Midcap Value Index Fund             700   114.51   153.17      80,157     107,219     3.5%       27,063
   iShares S&P 500/Barra Value Index Fund            1,000    56.10    77.60      56,098      77,600     2.5%       21,502
   iShares DJ US Pharmaceuticals Index Fund            500    51.74    53.64      25,872      26,820     0.9%          949
   iShares S&P Global Healthcare Sect Index Fund       500    57.28    57.64      28,640      28,820     0.9%          180
   iShares S&P Global Tech Sect Index Fund             900    56.69    57.14      51,017      51,426     1.7%          409
   Muhlenkamp Fund                                   2,284    45.26    83.79     103,370     191,381     6.2%       88,011
                                                                               ---------   ---------    ----       -------
      SUBTOTAL                                                                   345,153     483,266    15.6%      138,113

US SMALLER CO. STOCKS/MUTUAL FUNDS
   iShares S&P SC 600/Barra Value Index Fund           600    54.49    76.71      32,696      46,026     1.5%       13,330
                                                                               ---------   ---------    ----       -------
      SUBTOTAL                                                                    32,696      46,026     1.5%       13,330

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
   Franklin Mutual Series Discovery Fund A          10,447    20.85    31.65     217,785     330,655    10.7%      112,869
   AF SmallCap World Fund                            5,272    24.91    41.32     131,332     217,830     7.0%       86,498
                                                                               ---------   ---------    ----       -------
      SUBTOTAL                                                                   349,117     548,485    17.7%      199,367

ALTERNATIVE CATEGORIES
   Eaton Vance Greater India A                       1,767    23.50    23.94      41,529      42,307     1.4%          778
   Franklin Natural Resources Fund A                 9,407    18.21    35.45     171,271     333,495    10.7%      162,224
   iShares GS Networking Index Fund                    500    29.25    32.02      14,627      16,010     0.5%        1,383
   iShares DJ US Basic Materials Sector Index          500    49.29    64.25      24,646      32,125     1.0%        7,479
   iShares DJ US Healthcare Sector Index             1,000    56.42    66.71      56,417      66,710     2.1%       10,293
   iShares DJ US Medical Devices Index Fund            500    47.40    52.42      23,701      26,210     0.8%        2,509
   iShares DJ US Telecomm. Sector Index              1,000    23.22    31.12      23,219      31,120     1.0%        7,901
   iShares MSCI Australia Index                      1,500    16.48    25.95      24,716      38,925     1.3%       14,209
   iShares MSCI EAFE Value Index                       300    71.07    74.16      21,320      22,248     0.7%          928
   iShares MSCI Japan Index                          2,000    12.22    14.57      24,442      29,140     0.9%        4,698
   iShares MSCI Malaysia Index Fund                  2,500     7.27    10.83      18,165      27,075     0.9%        8,911
   Ivy Pacific Opportunities Fund A                 11,773     8.53    16.91     100,367     199,084     6.4%       98,717
   John Hancock Tech Leaders A                       2,538     8.79     9.83      22,306      24,952     0.8%        2,645
   Live Oak Health Sciences                         13,621    11.01    11.46     150,000     156,096     5.0%        6,096
   Matthews Asian Growth and Income                  4,287    15.68    19.14      67,244      82,059     2.6%       14,815
   Neuberger & Berman Focus Adv                      6,950    16.55    16.09     115,048     111,832     3.6%       (3,216)
   Vanguard Energy                                   3,812    30.57    65.41     116,561     249,370     8.0%      132,809
   Vanguard Health Care                              1,061   113.21   147.07     120,138     156,072     5.0%       35,934
                                                                               ---------   ---------    ----       -------
      SUBTOTAL                                                                 1,135,717   1,644,830    53.0%      509,113
                                                                               ---------   ---------    ----       -------
   TOTALS                                                                      2,243,310   3,103,233     100%      859,923
                                                                               =========   =========    ====       =======

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. Securities that did not distribute income during the previous 12 months include: John Hancock Tech Leaders A Fund and Live Oak Health Sciences fund.

                                General Bond Fund

                       Portfolio Valuation* as of 3/31/07

                                                   SHARES OR
                                                   PRINCIPAL    UNIT                                                UNREALIZED
                    POSITION                         AMOUNT     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                  304,422      1.00     1.00     304,422     304,422     9.3%            0

GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07            200,000    100.10    98.58     200,200     197,160     6.0%       (3,040)
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07            50,000    101.29    98.91      50,646      49,455     1.5%       (1,191)
   Fed Nat'l Mtg Assoc 2.625 10/01/07 c'07          175,000     99.92    98.71     174,857     172,743     5.3%       (2,115)
   Fed Nat'l Mtg Assoc 3.375 8/19/08 c'07            50,000     98.49    99.02      49,245      49,510     1.5%          265
   Fed Nat'l Mtg Assoc 4.0 3/15/10 c'07             150,000     15.99    97.66      23,991     146,490     4.5%      122,499
   Fed Nat'l Mtg Assoc 4.0 9/22/09                  150,000     98.63    99.47     147,948     149,205     4.6%        1,257
   Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07            50,000     94.43    96.93      47,216      48,465     1.5%        1,249
   Fed Nat'l Mtg Assoc 4.25 5/13/10 c'07             25,000     97.05    98.19      24,262      24,548     0.8%          285
   Fed Nat'l Mtg Assoc 4.375 6/21/10 c'07            50,000     83.54    84.89      41,770      42,445     1.3%          675
   Fed Nat'l Mtg Assoc 3.55 06/17/10 c'07            43,000     54.64    55.97      23,497      24,068     0.7%          571
   Fedl Farm Cr Bank 5.35 due 12/11/08              100,000     99.53   100.70      99,528     100,700     3.1%        1,172
   Fedl Home Ln Bank Bond 5.355 1/05/09              50,000     98.64   100.82      49,322      50,410     1.5%        1,088
   Fedl Home Ln Bank Bond 5.785 4/14/08              50,000    100.72   100.73      50,360      50,365     1.5%            5
   Fedl Home Ln Bank Bond 3.17 9/11/07 c'07         125,000    100.01    99.09     125,016     123,863     3.8%       (1,153)
   Fedl Home Ln Bank Bond 3.35 4/29/08 c'07         235,000     98.20    98.25     230,758     230,888     7.1%          129
   Fedl Home Ln Bank Bond 4.25 12/3/08 c'07          25,000     98.40    98.84      24,601      24,710     0.8%          109
   Fedl Home Ln Bank Bond 3.5 12/26/08 c'07          25,000     97.25    97.69      24,312      24,423     0.7%          111
   Fedl Home Ln Bank Bond 3.82 6/01/07 c'07         100,000    100.03    99.75     100,034      99,750     3.1%         (284)
   Fedl Home Ln Bank Bond 4.7 6/28/10 c'07          100,000     98.33    98.92      98,330      98,920     3.0%          590
   Fedl Home Ln Bank Bond 4.0 4/20/09 c'07          100,000     97.62    98.20      97,618      98,200     3.0%          582
   Fedl Home Ln Bank Bond 4.0 3/26/09               100,000     97.62    98.25      97,620      98,250     3.0%          631
   Fedl Home Ln Bank Bond 3.02 7/27/07 NC           100,000     99.48    99.29      99,484      99,290     3.0%         (194)
   Fedl Home Ln Mtg Corp Deb 3.125 12/16/08 c"07     50,000     96.63    97.13      48,314      48,565     1.5%          251
   Fedl Home Ln Mtg Corp Deb 3.0 12/15/09            30,000     94.48    95.36      28,344      28,608     0.9%          264
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08         130,000     99.46   100.32     129,292     130,416     4.0%        1,124
   Fedl Home Ln Mtg Corp Deb 4.35 06/02/08           50,000     99.02    99.27      49,510      49,635     1.5%          125
   Fedl Home Ln Mtg Corp Deb 4.1 03/15/10            25,000    578.14    97.85     144,535      24,463     0.7%     (120,073)
   Fedl Home Ln Mtg Corp Deb 4.375 11/09/11 c'07    100,000     95.24    98.07      95,241      98,070     3.0%        2,829
                                                                                 ---------   ---------    ----      --------
      Subtotal                                                                   2,375,847   2,383,612    73.0%        7,764

CORPORATE OBLIGATIONS
   CP&L Energy 5.95 3/01/09                          50,000     99.12   101.39      49,561      50,695     1.6%        1,134
   DaimlerChrysler 4.05 06/04/08                    150,000     98.38    98.49     147,572     147,735     4.5%          163
   GMAC 4.375 12/10/07                               80,000     98.19    98.73      78,553      78,984     2.4%          431
   Heinz 6.428 12/01/08                             100,000    101.07   101.72     101,066     101,720     3.1%          654
   Merrill Lynch 3.375 09/14/07                     200,000     99.21    99.10     198,427     198,200     6.1%         (227)
                                                                                 ---------   ---------    ----      --------
      Subtotal                                                                     575,178     577,334    17.7%        2,156
                                                                                 ---------   ---------    ----      --------
         TOTALS                                                                  3,255,448   3,265,368     100%        9,920
                                                                                 =========   =========    ====      ========

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                               International Fund

                       Portfolio Valuation* as of 03/31/07

                                                                UNIT                                               UNREALIZED
                    POSITION                         SHARES     COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   -----   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   726,251    1.00     1.00     726,251     726,251    13.9%             0

INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund                                12,053   33.01    47.92     397,897     577,584    11.1%       179,686
   CS International Focus Fund                        17,975   12.63    16.91     227,025     303,958     5.8%        76,933
   Eaton Vance Grtr India                              5,586   25.03    23.94     139,795     133,727     2.6%        (6,069)
   Harbor International                                9,367   34.71    63.96     325,120     599,138    11.5%       274,018
   iShares MSCI Australia Index Fd                     4,000   17.38    25.95      69,517     103,800     2.0%        34,283
   iShares MSCI EMU Index Fd                             100   92.21   108.29       9,221      10,829     0.2%         1,608
   iShares MSCI EAFE Value Index Fd                    1,200   66.62    74.16      79,946      88,992     1.7%         9,046
   iShares MSCI Japan Index Fd                         4,000   12.75    14.57      50,983      58,280     1.1%         7,297
   iShares MSCI Malaysia Index Fd                      3,000    7.18    10.83      21,532      32,490     0.6%        10,958
   iShares MSCI Singapore Index Fd                     1,000    9.21    12.37       9,213      12,370     0.2%         3,157
   iShares MSCI Spain Index Fd                           500   30.63    56.42      15,314      28,210     0.5%        12,896
   iShares MSCI Sweden Index Fd                          200   27.10    33.54       5,419       6,708     0.1%         1,289
   Marsico Int'l Opportunities                        25,728    9.63    16.98     247,716     436,858     8.4%       189,142
   Putnam International Capital Opportunities A       20,307   19.03    39.46     386,379     801,332    15.4%       414,953
   Templeton Foreign Fund A                           42,573    9.88    13.92     420,824     592,615    11.4%       171,790
                                                                                ---------   ---------    ----      ---------
      SUBTOTAL                                                                  2,405,904   3,786,889    72.7%     1,380,986

DEVELOPING MARKETS MUTUAL FUNDS
   Templeton Developing Markets Trust A               24,693   13.22    28.07     326,552     693,146    13.3%       366,594
                                                                                ---------   ---------    ----      ---------
      SUBTOTAL                                                                    326,552     693,146    13.3%       366,594
                                                                                ---------   ---------    ----      ---------
   TOTALS                                                                       3,458,707   5,206,287     100%     1,747,580
                                                                                =========   =========    ====      =========

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                            Larger Company Stock Fund

                       Portfolio Valuation* as of 03/31/07

                                                              UNIT                                                UNREALIZED
                    POSITION                        SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       -------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 355,048     1.00     1.00     355,048     355,048     8.2%             0

U.S. LARGER CO. STOCK FUNDS
   Dodge & Cox Stock Fund                            2,783   116.12   154.30     323,133     429,391     9.9%       106,258
   Franklin Rising Dividends A                      14,305    25.31    35.64     362,106     509,832    11.7%       147,726
   Fundamental Investors Fund A                     12,274    29.64    40.86     363,786     501,499    11.5%       137,713
   iShares S&P 500/Barra Value Index Fund              500    63.05    77.60      31,524      38,800     0.9%         7,276
   iShares DJ Select Dividend Index Fund               200    66.77    71.45      13,353      14,290     0.3%           937
   iShares S&P Global Healthcare Sect Index Fund       500    57.24    57.64      28,621      28,820     0.7%           199
   iShares GS Networking Index Fund                    400    29.21    32.02      11,685      12,808     0.3%         1,123
   Mairs & Power Growth Fund                         5,653    13.68    78.02      77,336     441,031    10.1%       363,695
   Torray Fund                                       9,732    37.68    42.26     366,737     411,274     9.4%        44,538
   Washington Mutual Investors Fund A               10,920    28.33    35.02     309,332     382,434     8.8%        73,101
                                                                               ---------   ---------    ----      ---------
      SUBTOTAL                                                                 1,887,612   2,770,180    63.6%       882,568

U.S. MID-CAP LARGER CO. STOCK FUNDS
   Calamos Growth A                                  5,378    43.33    55.02     233,056     295,914     6.8%        62,857
   Heartland Select Value                           19,206    27.81    29.41     534,206     564,846    13.0%        30,640
   Navellier MidCap Growth                          11,400    24.72    32.19     281,834     366,972     8.4%        85,138
                                                                               ---------   ---------    ----      ---------
      SUBTOTAL                                                                 1,049,096   1,227,732    28.2%       178,635
                                                                               ---------   ---------    ----      ---------
   TOTALS                                                                      3,291,756   4,352,959     100%     1,061,203
                                                                               =========   =========    ====      =========

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                              Short-Term Bond Fund

                       Portfolio Valuation* as of 03/31/07

                                                   SHARES OR
                                                   PRINCIPAL    UNIT                                                UNREALIZED
                   POSITION                          AMOUNT     COST     PRICE       COST      VALUE     PERCENT   GAIN/(LOSS)
                   --------                        ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   78,378      1.00     1.00      78,378      78,378     5.8%           0

US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
   Fed'l Farm Cr Bk 3.59 5/11/07 c'07                35,000     99.98    99.81      34,994      34,934     2.6%         (61)
   Fed'l Home Ln Bank 3.35 04/29/08 c'07            100,000     98.20    98.25      98,195      98,250     7.2%          55
   Fed'l Home Ln Bank 3.82 06/01/07 c'07            100,000    100.03    99.75     100,034      99,750     7.3%        (284)
   Fed'l Home Ln Bank 3.375 10/30/07 c'07            35,000     99.57    98.95      34,848      34,633     2.5%        (215)
   Fed'l Home Ln Bank 4.3 5/09/08                   100,000    100.01    99.14     100,011      99,140     7.3%        (871)
   Fed'l Home Ln Bank 4.0 9/03/08 c'07               50,000     99.88    98.70      49,941      49,350     3.6%        (591)
   Fed'l Home Ln Bank 4.05 12/16/08 c'07             50,000     99.78    98.54      49,889      49,270     3.6%        (619)
   Fed'l Home Ln Bank 4.05 8/13/08 c'07              45,000     98.66    98.80      44,398      44,460     3.3%          62
   Fed'l Home Ln Bank 4.08 10/28/08 c'07             25,000     98.15    98.59      24,537      24,648     1.8%         110
   Fed'l Home Ln Bank 4.10 4/1/10 c'07               50,000     96.67    97.61      48,337      48,805     3.6%         468
   Fed'l Home Ln Bank 3.39 6/08/07 NC                50,000     99.92    99.65      49,962      49,825     3.7%        (137)
   Fed'l Home Ln Bank 4.0 2/23/09 c'07               50,000     97.88    98.32      48,938      49,160     3.6%         222
   Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07         130,000     99.53    98.54     129,394     128,102     9.4%      (1,292)
   Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'07          50,000     97.96    98.47      48,979      49,235     3.6%         256
   Fed'l Home Ln Mtg Corp 5.375 5/22/08 c'07        100,000    100.13   100.04     100,131     100,040     7.4%         (91)
   Fed'l Nat'l Mtg Assoc 3.375 8/19/08 c'07          50,000     98.49    99.02      49,245      49,510     3.6%         265
   Fed'l Nat'l Mtg Assoc 3.625 10/07/09 c'07         25,000     97.09    98.04      24,271      24,510     1.8%         239
   Fed'l Nat'l Mtg Assoc 3.5 2/11/08                100,000     98.92    99.07      98,919      99,070     7.3%         151
                                                                                 ---------   ---------    ----       ------
      Subtotal                                                                   1,135,023   1,132,691    83.3%      (2,333)

CORPORATE OBLIGATIONS
   Hertz Corp 6.625 5/15/08 NC                       50,000    100.11    99.00      50,056      49,500     3.6%        (556)
   John Hancock Life 3.0 9/15/07                     50,000    100.01    98.84      50,006      49,420     3.6%        (586)
   SAFECO Corp 4.2 2/1/08 NC                         50,000    100.15    98.98      50,075      49,490     3.6%        (585)
                                                                                 ---------   ---------    ----       ------
      Subtotal                                                                     150,137     148,410    10.9%      (1,727)
                                                                                 ---------   ---------    ----       ------
         TOTALS                                                                  1,363,539   1,359,479     100%      (4,060)
                                                                                 =========   =========    ====       ======

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

                           Smaller Company Stock Fund

                       Portfolio Valuation* as of 03/31/07

                                                              UNIT                                              UNREALIZED
                  POSITION                          SHARES    COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                  --------                         -------   -----   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 313,168    1.00    1.00     313,168     313,168     6.6%            0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                            17,915   19.28   31.06     345,399     556,455    11.7%      211,056
   Hennessy Cornerstone Growth                       8,511   21.82   18.46     185,718     157,120     3.3%      (28,598)
                                                                             ---------   ---------    ----       -------
      SUBTOTAL                                                                 531,117     713,575    15.1%      182,458

U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Gartmore Small Cap A                             29,793   19.75   22.04     588,551     656,636    13.9%       68,085
   Munder Small Cap Value A                         14,855   25.93   29.17     385,195     433,334     9.1%       48,139
   Royce Opportunity Fund                           35,336    8.14   13.63     287,781     481,634    10.2%      193,853
   Wasatch Small Cap Value                         131,934    4.73    5.23     624,488     690,017    14.6%       65,529
                                                                             ---------   ---------    ----       -------
      SUBTOTAL                                                               1,886,015   2,261,621    47.7%      375,606

U.S. LARGER CO. STOCK MUTUAL FUNDS
   iShares DJ US Pharmaceuticals Index Fund            500   51.74   53.64      25,868      26,820     0.6%          952
                                                                             ---------   ---------    ----       -------
      SUBTOTAL                                                                  25,868      26,820     0.6%          952

U.S. MICROCAP STOCK MUTUAL FUNDS
   Bjurman & Barry MicroCap Growth                   2,194   27.69   21.27      60,743      46,664     1.0%      (14,079)
   Franklin MicroCap Value                          20,799   23.62   43.85     491,233     912,040    19.2%      420,807
   Royce MicroCap Inv                               25,664   17.44   18.14     447,496     465,549     9.8%       18,053
                                                                             ---------   ---------    ----       -------
      SUBTOTAL                                                                 999,472   1,424,253    30.1%      424,781
                                                                             ---------   ---------    ----       -------
   TOTALS                                                                    3,755,640   4,739,438     100%      983,797
                                                                             =========   =========    ====       =======

*    Does not include accrued income or expenses.

** Generally, securities held by the Fund are income producing during the year. However, some holdings may not distribute income or the Fund did not hold the security for the entire period. All securities held by the Fund distributed income during the previous 12 months.

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer has concluded, based on his evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) At the date of filing this Form N-Q, the registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.